Share-Based Compensation - Summary of Details Related to RSAs, Granted and Outstanding (Detail) (Restricted Share Awards [Member], USD $)	9 Months Ended
Sep. 30, 2013
Restricted Share Awards [Member]
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Outstanding, Beginning balance	$ 0
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 17.98
Weighted-Average Grant Date Fair Value Per Share, Vested	$ 0
Weighted-Average Grant Date Fair Value Per Share, Forfeited	$ 17.98
Weighted-Average Grant Date Fair Value Per Share, Outstanding, Ending balance	$ 17.98
Number of Shares, Outstanding, Beginning balance	0
Number of Shares, Granted	330,620
Number of Shares, Vested	0
Number of Shares, Forfeited	8,200
Number of Shares, Outstanding, Ending balance	322,420 [1]

[1]	The restricted shares are not included in the outstanding ordinary shares due to their restrictions.